Lines of Credit and Debt - Cash Convertible Notes due 2019, 2021, 2023 and 2024 (Details)				12 Months Ended
	Nov. 13, 2018 USD ($)	Sep. 13, 2017 USD ($)	Mar. 19, 2014 USD ($)	Dec. 31, 2019 USD ($) trading_day	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt, net of issuance costs				$ 0	$ 0	$ 329,875,000
Cash Convertible Notes
Debt Instrument [Line Items]
Threshold trading days | trading_day				20
Consecutive trading days | trading_day				30
Threshold percentage of stock price trigger				130.00%
Redemption price percentage				100.00%
Percentage of principal amount outstanding				20.00%
Cash Convertible Notes | 2019, 2021, 2023 and 2024 Notes
Debt Instrument [Line Items]
Consecutive trading days | trading_day				20
Threshold percentage of stock price trigger				25.00%
Cash settlement amount period				50 days
Cash Convertible Notes | 2019 and 2021 Notes
Debt Instrument [Line Items]
Convertible debt			$ 730,000,000.0
Proceeds from issuance of debt			680,700,000
Repayments of debt			372,500,000
Consecutive trading days | trading_day				10
Threshold percentage of stock price trigger				98.00%
Threshold business period				5 days
Debt issuance cost			13,100,000
Cash Convertible Notes | 2019 Notes
Debt Instrument [Line Items]
Convertible debt			430,000,000.0
Term of debt instrument							5 years
Effective interest rate							2.937%
Cash Convertible Notes | 2019 Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value							$ 51,200,000
Cash Convertible Notes | 2021 Notes
Debt Instrument [Line Items]
Convertible debt			$ 300,000,000.0
Term of debt instrument							7 years
Effective interest rate							3.809%
Cash Convertible Notes | 2021 Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value							$ 54,000,000.0
Cash Convertible Notes | 2023 and 2024 Notes
Debt Instrument [Line Items]
Threshold business period				10 days
Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Convertible debt		$ 400,000,000.0
Proceeds from long-term debt, net of issuance costs		365,600,000
Term of debt instrument						6 years
Effective interest rate						3.997%
Debt issuance cost		$ 6,200,000
Cash Convertible Notes | 2023 Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value						$ 74,500,000
Cash Convertible Notes | 2024 Notes
Debt Instrument [Line Items]
Convertible debt	$ 500,000,000.0
Proceeds from issuance of debt	468,900,000
Term of debt instrument					6 years
Effective interest rate					4.782%
Debt issuance cost	$ 5,700,000
Debt issuance costs accrued				$ 200,000
Cash Convertible Notes | 2024 Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value					$ 98,500,000